Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue, net
Total revenue, net		$ 187,048,691	$ 177,933,890	$ 214,405,226
Cost of revenue		180,938,212	172,983,529	209,112,615
Gross profit		6,110,479	4,950,361	5,292,611
OPERATING EXPENSES
Selling expenses		2,163,327	2,343,841	1,991,992
General and administrative expenses		2,962,731	3,950,351	2,425,587
Total operating expenses		5,126,058	6,294,192	4,417,579
INCOME/(LOSS) FROM OPERATIONS		984,421	(1,343,831)	875,032
OTHER INCOME/(EXPENSES)
Foreign exchange transaction gain/(loss)		814,093	(258,649)	1,788,870
Interest expense		(397,072)	(696,908)	(567,915)
Short-term investment income		135,947	67,293	14,748
Subsidy income		37,139	54,104	125,125
Other expenses, net		(81,623)	(160,022)	(219,020)
Total other income/(expenses), net		508,484	(994,182)	1,141,808
INCOME/(LOSS) BEFORE INCOME TAX PROVISION		1,492,905	(2,338,013)	2,016,840
INCOME TAX BENEFIT/(EXPENSES)		(298,408)	65,716	(265,670)
NET INCOME/(LOSS)		1,194,497	(2,272,297)	1,751,170
Foreign currency translation adjustments		(1,879,027)	839,409	(1,238,224)
TOTAL COMPREHENSIVE (LOSS)/INCOME		$ (684,530)	$ (1,432,888)	$ 512,946
(LOSS) EARNINGS PER ORDINARY SHARE:
– BASIC (in Dollars per share)		$ 0.1	$ (0.22)	$ 0.19
– DILUTED (in Dollars per share)		$ 0.1	$ (0.2)	$ 0.18
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*:
– BASIC (in Shares)	[1]	11,553,669	10,415,461	9,201,374
– DILUTED (in Shares)	[1]	11,553,669	11,084,571	9,918,931
Sales of electronic components
Revenue, net
Total revenue, net		$ 184,529,681	$ 175,320,895	$ 211,123,155
Service commission fees
Revenue, net
Total revenue, net		$ 2,519,010	$ 2,612,995	$ 3,282,071

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.